Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Acquisition Tables
Estimated Fair Value of Acquisition

The allocation of the purchase price recorded was determined by us considering the results of an independent valuation.

Asset category	Estimated Fair Value
Current assets	$4,728,000
Other assets	911,000
Non-interest bearing liabilities	(2,735,000)
Interest bearing liabilities assumed	(643,000)
Trademark and trade name	217,000
Non-Compete Agreements	1,512,000
Backlog	3,000
Customer Relationships – Existing	831,000
Goodwill	2,552,000
Purchase price	$7,376,000

Revenue and earnings

Revenue and earnings for the year ended December 2013 represents historical information as if the acquisition had been consummated on January 1, 2013.

Pro forma December 31, 2013

Contract revenue	$35,490,000
Gross profit	$7,586,000

Net (loss)	$(3,590,000)